INCOME TAXES - Disclosure of detailed information about reconciliation of income tax computed at statutory tax rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Canadian statutory tax rates	27.00%	27.00%
Income tax expense computed at Canadian statutory rates	$ (284)	$ (11,881)
Foreign tax rates different from statutory rate	256	(4,831)
Change in tax rates	0	0
Withholding taxes, net of tax credits	9	664
Stock-based compensation	478	586
Foreign exchange	(153)	2,985
Inflationary adjustment	755	2,404
Other non-deductible items	1,451	2,493
Adjustments recognized in the current year in relation to prior years	92	(568)
Current year losses not recognized	3,990	13,331
Special mining duty Mexican tax	3,634	(1,121)
Recognition of previously unrecognized losses	(12,441)	0
Income tax expense	$ (2,213)	$ 4,062